UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

AllianceBernstein Wealth Appreciation

Strategy

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.0%
The AllianceBernstein Pooling Portfolios - Equity - 100.0%
Global Real Estate Investment Portfolio	16,700,575	$238,818,229
International Growth Portfolio	21,620,095	333,165,671
International Value Portfolio	21,534,136	325,380,802
Small-Mid Cap Growth Portfolio	11,632,929	177,402,169
Small-Mid Cap Value Portfolio	14,264,009	174,876,750
U.S. Large Cap Growth Portfolio	43,739,804	577,802,811
U.S. Value Portfolio	48,273,945	575,908,167

Total Investments - 100.0% (cost $2,025,693,313)		2,403,354,599
Other assets less liabilities - 0.0%		906,620

Net Assets - 100.0%		$2,404,261,219

AllianceBernstein Balanced Wealth Strategy

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.0%
The AllianceBernstein Pooling Portfolios - Equity - 64.6%
Global Real Estate Investment Portfolio	22,422,908	$320,647,581
International Growth Portfolio	17,991,911	277,255,351
International Value Portfolio	17,609,075	266,073,124
Small-Mid Cap Growth Portfolio	7,591,610	115,772,051
Small-Mid Cap Value Portfolio	9,394,483	115,176,363
U.S. Large Cap Growth Portfolio	38,191,909	504,515,114
U.S. Value Portfolio	42,077,716	501,987,148

		2,101,426,732

The AllianceBernstein Pooling Portfolios - Fixed Income - 35.4%
High Yield Portfolio	22,603,716	221,516,412
Intermediate Duration Bond Portfolio	92,922,190	930,151,123

		1,151,667,535

Total Investments - 100.0% (cost $2,879,330,514)		3,253,094,267
Other assets less liabilities - 0.0%		740,245

Net Assets - 100.0%		$3,253,834,512

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2007, the Strategy’s total exposure to subprime investments was 0.56%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Wealth Preservation

Strategy

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.9%
The AllianceBernstein Pooling Portfolios - Fixed Income - 64.5%
Inflation Protected Securities Portfolio	8,658,994	$91,525,570
Intermediate Duration Bond Portfolio	25,129,581	251,547,105
Short Duration Bond Portfolio	25,486,029	251,547,105

		594,619,780

The AllianceBernstein Pooling Portfolios - Equity - 35.4%
Global Real Estate Investment Portfolio	6,634,498	94,873,316
International Growth Portfolio	2,243,228	34,568,148
International Value Portfolio	2,302,663	34,793,231
Small-Mid Cap Growth Portfolio	739,261	11,273,730
Small-Mid Cap Value Portfolio	901,736	11,055,279
U.S. Large Cap Growth Portfolio	5,280,684	69,757,831
U.S. Value Portfolio	5,899,309	70,378,757

		326,700,292

Total Investments - 99.9% (cost $852,322,956)		921,320,072
Other assets less liabilities - 0.1%		1,176,303

Net Assets - 100.0%		$922,496,375

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2007, the Strategy’s total exposure to subprime investments was 2.86%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS—97.3%
Financials—21.6%
Capital Markets—5.5%
3i Group PLC	83,256	$1,860,424
Ameriprise Financial, Inc.	13,800	809,922
Bank of New York Mellon Corp.	20,754	995,362
The Blackstone Group LP	111,200	2,446,400
Credit Suisse Group	43,626	2,636,035
Deutsche Bank AG	13,200	1,728,895
Franklin Resources, Inc.	51,000	6,282,180
The Goldman Sachs Group, Inc.	13,850	3,138,964
Janus Capital Group, Inc.	23,800	798,966
Julius Baer Holding AG	26,859	2,272,926
Macquarie Group Ltd.	22,708	1,610,382
Man Group PLC	203,747	2,331,023
Merrill Lynch & Co., Inc.	27,100	1,624,374
Morgan Stanley	44,900	2,367,128
Waddell & Reed Financial, Inc.-Class A	13,400	458,012

		31,360,993

Commercial Banks—4.4%
Banco Santander Central Hispano SA	11,570	247,872
Bank Hapoalim BM	36,000	181,863
Barclays PLC	156,800	1,812,364
BNP Paribas SA	16,000	1,803,486
China Construction Bank Corp.-Class H	766,000	741,758
Comerica, Inc.	15,600	714,168
Credit Agricole SA	48,095	1,690,973
Fifth Third Bancorp	27,100	810,561
Hana Financial Group, Inc.	5,900	278,511
HBOS PLC	131,370	2,153,834
Keycorp	12,900	339,786
Kookmin Bank	5,700	412,257
Mitsubishi UFJ Financial Group, Inc.	182,000	1,797,319
National City Corp.	21,300	420,888
Royal Bank of Scotland Group PLC	233,938	2,208,870
Societe Generale	10,885	1,676,667
Standard Chartered PLC	44,190	1,738,061
Sumitomo Mitsui Financial Group, Inc.	233	2,005,442
SunTrust Banks, Inc.	14,000	981,540
U.S. Bancorp	31,500	1,042,335
Wachovia Corp.	26,300	1,130,900
Wells Fargo & Co.	36,800	1,193,424

		25,382,879

Consumer Finance—0.5%
American Express Co.	17,000	1,002,660
Discover Financial Services	27,200	472,464
ORIX Corp.	7,920	1,636,656

		3,111,780

Diversified Financial Services—5.5%
Bank of America Corp.	144,300	6,656,559
CIT Group, Inc.	30,200	803,320
Citigroup, Inc.	113,800	3,789,540
CME Group, Inc.-Class A	8,695	5,726,527
Deutsche Boerse AG	14,302	2,683,586
Fortis (a)	23,130	339
Fortis (Euronext Amsterdam)	5,832	155,485
Fortis (Euronext Brussels)	51,998	1,388,598
ING Groep NV	55,353	2,147,192
JPMorgan Chase & Co.	116,700	5,323,854
Moody’s Corp.	25,700	967,862
NYSE Euronext	18,200	1,576,120

		31,218,982

Insurance—5.2%
ACE Ltd.	24,200	1,447,886
Allianz SE	9,000	1,854,845
Allstate Corp.	35,000	1,789,200
AMBAC Financial Group, Inc.	16,800	457,464
American International Group, Inc.	77,300	4,493,449
AON Corp.	19,200	959,424
Assicurazioni Generali SpA	13,313	611,661
Aviva PLC	77,868	1,090,976
Chubb Corp.	23,900	1,303,745
Everest Re Group Ltd.	10,400	1,091,272
Fidelity National Financial, Inc.-Class A	20,700	323,334
Fondiaria-Sai SpA (ordinary shares)	7,300	319,258
Fondiaria-Sai SpA (saving shares)	3,200	96,028
Genworth Financial, Inc.-Class A	50,800	1,332,992
Hartford Financial Services Group, Inc.	14,700	1,401,204
Marsh & McLennan Cos, Inc.	7,700	193,424
MBIA, Inc.	11,200	408,912
MetLife, Inc.	26,000	1,705,340
Muenchener Rueckversicherungs AG	9,000	1,642,734
Old Republic International Corp.	37,900	568,879
PartnerRe Ltd.	11,600	957,812
The Progressive Corp.	12,200	224,480
Prudential Financial, Inc.	600	56,484
QBE Insurance Group Ltd.	61,208	1,761,203

Torchmark Corp.	7,700	474,936
The Travelers Cos, Inc.	36,700	1,949,137
Unum Group	53,200	1,321,488

		29,837,567

Real Estate Management & Development—0.0%
Sino Land Co.	1,818	6,506

Thrifts & Mortgage Finance—0.5%
Federal Home Loan Mortgage Corp.	24,100	845,187
Federal National Mortgage Association	38,000	1,459,960
Washington Mutual, Inc.	32,900	641,550

		2,946,697

		123,865,404

Information Technology—14.7%
Communications Equipment—3.3%
ADC Telecommunications, Inc. (a)	4,928	81,608
Cisco Systems, Inc. (a)	311,400	8,725,428
Nokia OYJ (ADR)	81,600	3,209,328
Nokia OYJ	83,029	3,273,129
Research In Motion Ltd. (a)	32,800	3,733,296

		19,022,789

Computers & Peripherals—4.6%
Apple, Inc. (a)	69,800	12,718,956
Asustek Computer, Inc.	123,000	388,264
Compal Electronics, Inc. (GDR) (b)	104,141	588,397
Dell, Inc. (a)	34,800	853,992
EMC Corp. (a)	97,500	1,878,825
Fujitsu Ltd.	123,000	869,982
Hewlett-Packard Co.	126,500	6,471,740
International Business Machines Corp.	10,200	1,072,836
Lexmark International, Inc.-Class A (a)	11,600	404,608
Toshiba Corp.	156,000	1,278,196

		26,525,796

Electronic Equipment & Instruments—0.8%
Arrow Electronics, Inc. (a)	22,900	847,529
AU Optronics Corp.	445,659	874,507
Avnet, Inc. (a)	32,700	1,128,150
Flextronics International Ltd. (a)	6,400	76,544
HON HAI Precision Industry Co. Ltd.	105,600	679,915
Ingram Micro, Inc.-Class A (a)	11,800	234,820
Nidec Corp.	7,500	568,997
Sanmina-SCI Corp. (a)	37,000	65,490
Tech Data Corp. (a)	4,000	150,440
Tyco Electronics Ltd.	6,250	233,687

		4,860,079

Internet Software & Services—2.3%
Google, Inc.-Class A (a)	19,140	13,264,020

IT Services—0.1%
Electronic Data Systems Corp.	17,400	352,524

Office Electronics—0.2%
Konica Minolta Holdings, Inc.	47,000	897,193

Semiconductors & Semiconductor Equipment—2.1%
Broadcom Corp.-Class A (a)	120,800	3,230,192
Hynix Semiconductor, Inc. (a)	23,300	652,703
Intel Corp.	104,300	2,720,144
Nvidia Corp. (a)	132,450	4,177,473
Samsung Electronics Co. Ltd.	600	368,326
Siliconware Precision Industries Co.	97,893	179,120
United Microelectronics Corp.	1,148,244	686,911

		12,014,869

Software—1.3%
Adobe Systems, Inc. (a)	75,800	3,194,212
Microsoft Corp.	92,500	3,108,000
Nintendo Co. Ltd.	1,800	1,105,275

		7,407,487

		84,344,757

Industrials—11.4%
Aerospace & Defense—2.7%
BAE Systems PLC	223,363	2,111,564
Boeing Co.	26,800	2,480,072
Honeywell International, Inc.	89,300	5,056,166
Lockheed Martin Corp.	3,000	332,010
Northrop Grumman Corp.	20,900	1,646,711
Spirit Aerosystems Holdings, Inc.-Class A (a)	77,500	2,708,625
United Technologies Corp.	13,200	986,964

		15,322,112

Airlines—0.2%
Air France-KLM	14,700	525,089
Deutsche Lufthansa AG	24,600	664,985

		1,190,074

Building Products—0.1%
Trane, Inc.	13,200	484,572

Commercial Services & Supplies—0.4%
Allied Waste Industries, Inc. (a)	72,700	829,507
Capita Group PLC	29,717	452,953
Pitney Bowes, Inc.	20,300	781,550

		2,064,010

Construction & Engineering—0.7%
Fluor Corp.	22,800	3,355,476
Vinci SA	5,618	446,196

		3,801,672

Electrical Equipment—1.3%
ABB Ltd.	91,634	2,696,592
ABB Ltd. (Sponsored) (ADR)	79,300	2,329,834
Emerson Electric Co.	38,000	2,166,760
Renewable Energy Corp. (a)	9,409	459,607

		7,652,793

Industrial Conglomerates—2.4%
General Electric Co.	209,900	8,037,071
Siemens AG	13,288	2,017,321
Textron, Inc.	34,700	2,396,035
Tyco International Ltd.	34,100	1,368,433

		13,818,860

Machinery—2.6%
Caterpillar, Inc.	15,200	1,092,880
Cummins, Inc.	9,800	1,145,620
Deere & Co.	29,500	5,068,100
Eaton Corp.	12,200	1,089,582
Ingersoll-Rand Co. Ltd.-Class A	27,700	1,430,428
Komatsu Ltd.	24,900	762,269
NGK Insulators Ltd.	64,000	1,984,237
PACCAR, Inc.	18,750	948,937
SPX Corp.	6,700	681,792
Terex Corp. (a)	11,500	741,175

		14,945,020

Marine—0.3%
Mitsui OSK Lines Ltd.	91,000	1,371,600
Nippon Yusen KK	67,000	584,566

		1,956,166

Road & Rail—0.1%
Avis Budget Group, Inc. (a)	19,500	293,085

Trading Companies & Distributors—0.6%
Mitsubishi Corp.	14,300	415,232
Mitsui & Co. Ltd.	129,000	2,977,746

		3,392,978

		64,921,342

Health Care—10.0%
Biotechnology—2.4%
Celgene Corp. (a)	56,300	3,465,265
CSL Ltd./Australia	15,300	472,468
Genentech, Inc. (a)	48,250	3,679,062
Gilead Sciences, Inc. (a)	135,200	6,292,208

		13,909,003

Health Care Equipment & Supplies—1.3%
Alcon, Inc.	34,050	4,737,717
Covidien Ltd.	6,250	250,687
Essilor International SA	19,384	1,215,288
Hologic, Inc. (a)	21,400	1,420,746

		7,624,438

Health Care Providers & Services—1.7%
AmerisourceBergen Corp.-Class A	7,500	340,275
McKesson Corp.	6,400	427,072
Medco Health Solutions, Inc. (a)	33,800	3,379,662
WellPoint, Inc. (a)	61,700	5,195,757

		9,342,766

Pharmaceuticals—4.6%
Abbott Laboratories	104,900	6,032,799
AstraZeneca PLC	22,800	1,081,254
Eli Lilly & Co.	31,800	1,683,810
GlaxoSmithKline PLC	28,700	758,296
Johnson & Johnson	27,000	1,828,980
Merck & Co., Inc.	43,900	2,605,904
Pfizer, Inc.	234,200	5,564,592
Roche Holding AG	8,308	1,586,578
Sanofi-Aventis SA	16,338	1,558,113
Teva Pharmaceutical Industries Ltd. (ADR)	74,700	3,333,861

		26,034,187

		56,910,394

Energy—9.9%
Energy Equipment & Services—2.5%
Baker Hughes, Inc.	69,700	5,594,819
Cameron International Corp. (a)	12,500	1,165,375
Schlumberger Ltd.	71,900	6,719,055
Technip SA	9,722	792,647

		14,271,896

Oil, Gas & Consumable Fuels—7.4%
Chevron Corp.	69,900	6,135,123
China Petroleum & Chemical Corp.-Class H	813,000	1,234,091
China Shenhua Energy Co. Ltd.-Class H	205,500	1,222,367
ConocoPhillips	57,400	4,594,296
ENI SpA	52,100	1,864,843
EOG Resources, Inc.	24,500	2,028,110
Exxon Mobil Corp.	111,000	9,896,760
Gazprom OAO (Sponsered) (ADR) (b)	18,379	968,573
LUKOIL (ADR)	10,050	860,280
Marathon Oil Corp.	29,200	1,632,280
Occidental Petroleum Corp.	7,100	495,367
Petroleo Brasileiro SA (ADR)	13,400	1,290,420
Petroleo Brasileiro SA (Sponsored) (ADR)	20,500	1,663,985
Repsol YPF SA	23,100	852,622
Royal Dutch Shell PLC	60,500	2,447,835
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	41,914	1,695,650
StatoilHydro ASA	25,200	816,429
Total SA	35,639	2,882,087

		42,581,118

		56,853,014

Consumer Discretionary—7.9%
Auto Components—0.8%
Autoliv, Inc.	11,900	694,960
BorgWarner, Inc.	7,000	676,270
Compagnie Generale des Etablissements Michelin-Class B	11,100	1,313,468
Hyundai Mobis	10,410	977,907
Johnson Controls, Inc.	7,800	301,236
Lear Corp. (a)	14,300	420,992
WABCO Holdings, Inc.	4,400	206,624

		4,591,457

Automobiles—1.5%
Fiat SpA	58,477	1,606,383
General Motors Corp.	45,800	1,366,214
Nissan Motor Co. Ltd.	171,600	1,967,533
Porsche AG	634	1,396,077
Renault SA	16,100	2,335,329

		8,671,536

Hotels Restaurants & Leisure—0.8%
McDonald’s Corp.	47,950	2,803,636
Starwood Hotels & Resorts Worldwide, Inc.	18,300	982,344
Yum! Brands, Inc.	20,600	765,290

		4,551,270

Household Durables—0.5%
Black & Decker Corp.	6,700	553,755
Centex Corp.	21,600	450,576
KB Home	14,700	307,083
Newell Rubbermaid, Inc.	5,800	155,324
Pulte Homes, Inc.	41,200	421,064
Sharp Corp.	66,000	1,087,189
Taylor Wimpey PLC	33,861	143,212

		3,118,203

Leisure Equipment & Products—0.1%
Brunswick Corp.	17,500	356,825
Mattel, Inc.	11,300	225,774

		582,599

Media—1.7%
CBS Corp.-Class B	38,200	1,047,826
Comcast Corp.-Special-Class A (a)	79,850	1,613,768
Gannett Co., Inc.	30,900	1,135,575
Idearc, Inc.	35,200	665,984
Lagardere SCA	9,600	769,690
Time Warner, Inc.	59,000	1,018,340
Tribune Co.	10,340	320,954
Viacom, Inc.-Class B (a)	24,800	1,042,096
The Walt Disney Co.	60,300	1,998,945

		9,613,178

Multiline Retail—1.2%
Family Dollar Stores, Inc.	24,700	581,685
Kohl’s Corp. (a)	51,200	2,523,136
Macy’s, Inc.	45,200	1,340,180
Target Corp.	41,200	2,474,472

		6,919,473

Specialty Retail—1.1%
Esprit Holdings Ltd.	81,500	1,223,632
The Gap, Inc.	48,500	989,400
Home Depot, Inc.	53,300	1,522,248
Inditex SA	18,722	1,301,573
Lowe’s Cos, Inc.	30,900	754,269
Ltd. Brands, Inc.	5,900	118,472
Office Depot, Inc. (a)	11,600	198,824

		6,108,418

Textiles Apparel & Luxury Goods—0.2%
Jones Apparel Group, Inc.	24,400	454,816
VF Corp.	11,200	837,648

		1,292,464

		45,448,598

Materials—7.9%
Chemicals—3.9%
Air Products & Chemicals, Inc.	44,800	4,436,992
Ashland, Inc.	11,600	571,184
BASF AG	14,200	1,970,045
Bayer AG	26,678	2,202,088
Dow Chemical Co.	46,300	1,941,822
E.I. Du Pont de Nemours & Co.	43,000	1,984,450
International Flavors & Fragrances, Inc.	9,000	451,260
Lubrizol Corp.	6,600	423,324
Mitsubishi Chemical Holdings Corp.	137,500	1,100,602
Mitsui Chemicals, Inc.	60,000	440,021
Monsanto Co.	68,000	6,757,160
PPG Industries, Inc.	2,600	178,464

		22,457,412

Construction Materials—0.1%
Buzzi Unicem SpA	11,700	324,259
Italcementi SpA	9,700	201,179

		525,438

Containers & Packaging—0.6%
Ball Corp.	17,400	804,750
Crown Holdings, Inc. (a)	11,400	292,524
Owens-Illinois, Inc. (a)	10,100	453,389
Smurfit-Stone Container Corp. (a)	32,600	358,926
Sonoco Products Co.	19,400	589,372
Temple-Inland, Inc.	14,400	661,968

		3,160,929

Metals & Mining—3.2%
Alcoa, Inc.	16,100	585,557
Anglo American PLC	20,020	1,348,963
Antofagasta PLC	42,200	661,677
ArcelorMittal (Euronext Amsterdam)	12,200	899,718
ArcelorMittal (Euronext Paris)	10,287	755,668
BHP Billiton PLC	47,356	1,564,353
Cia Vale do Rio Doce (ADR)	53,200	1,839,656
Cleveland-Cliffs, Inc.	8,900	802,780
JFE Holdings, Inc.	28,800	1,588,130
Kazakhmys PLC	18,200	501,694
POSCO	1,600	1,017,386
Rio Tinto PLC	28,453	3,304,585
Xstrata PLC	50,449	3,542,763

		18,412,930

Paper & Forest Products—0.1%
Stora Enso Oyj-Class R	44,100	728,933

		45,285,642

Consumer Staples—6.6%
Beverages—1.0%
The Coca-Cola Co.	3,900	242,190
Coca-Cola Enterprises, Inc.	24,200	628,474
Molson Coors Brewing Co.-Class B	18,800	1,012,192
PepsiCo, Inc.	47,100	3,635,178

		5,518,034

Food & Staples Retailing—0.9%
Koninklijke Ahold NV	74,960	1,065,758
The Kroger Co.	15,300	439,875
Safeway, Inc.	28,000	974,400
Supervalu, Inc.	31,900	1,335,653
Tesco PLC	80,121	789,320
Wal-Mart Stores, Inc.	7,500	359,250

		4,964,256

Food Products—1.7%
Associated British Foods PLC	32,400	590,551
ConAgra Foods, Inc.	12,300	307,746
General Mills, Inc.	10,600	637,590
Kellogg Co.	13,500	729,540
Kraft Foods, Inc.-Class A	12,300	424,965
Nestle SA	6,197	2,979,548
Sara Lee Corp.	71,900	1,210,077
Unilever PLC	11,430	418,145
WM Wrigley Jr Co.	40,000	2,560,000

		9,858,162

Household Products—2.1%
Colgate-Palmolive Co.	32,700	2,618,616
Kimberly-Clark Corp.	5,100	356,031
Procter & Gamble Co.	109,350	8,091,900
Reckitt Benckiser PLC	20,613	1,223,478

		12,290,025

Personal Products—0.2%
L’Oreal SA	7,888	1,096,459

Tobacco—0.7%
Altria Group, Inc.	36,500	2,830,940
British American Tobacco PLC	22,645	879,500
UST, Inc.	4,200	243,180

		3,953,620

		37,680,556

Telecommunication Services—4.5%
Diversified Telecommunication Services—2.9%
AT&T, Inc.	196,500	7,508,265
China Netcom Group Corp. Ltd.	283,000	908,722
Embarq Corp.	4,500	229,275
Nippon Telegraph & Telephone Corp.	143	648,868
Telefonica SA	89,106	2,985,064
Verizon Communications, Inc.	101,900	4,403,099

		16,683,293

Wireless Telecommunication Services—1.6%
America Movil SAB de CV Series L (ADR)	41,150	2,537,309
Sprint Nextel Corp.	115,100	1,786,352
Vodafone Group PLC	1,269,246	4,749,658

		9,073,319

		25,756,612

Utilities—2.8%
Electric Utilities—1.3%
Allegheny Energy, Inc.	14,300	868,725
American Electric Power Co., Inc.	27,800	1,325,226
E.ON AG	11,900	2,425,712
Entergy Corp.	7,300	872,642
Pinnacle West Capital Corp.	19,200	822,912
The Tokyo Electric Power Co.	52,300	1,437,120

		7,752,337

Independent Power Producers & Energy Traders—0.4%
Constellation Energy Group, Inc.	11,600	1,162,436
International Power PLC	99,458	954,521

		2,116,957

Multi-Utilities—1.1%
Ameren Corp.	23,200	1,249,320
CMS Energy Corp.	12,900	224,847
Dominion Resources, Inc.	19,400	916,262
RWE AG	8,970	1,225,281
Suez SA	12,594	838,004
Veolia Environnement	13,902	1,285,886
Wisconsin Energy Corp.	10,800	516,672

		6,256,272

		16,125,566

Total Common Stocks (cost $489,634,224)		557,191,885

NON-CONVERTIBLE—PREFERRED STOCKS—0.1%
Information Technology—0.1%
Semiconductors & Semiconductor Equipment—0.1%
Samsung Electronics Co. Ltd. (cost $382,594)	800	351,169

SHORT-TERM INVESTMENTS—2.5%
Investment Companies—2.5%
AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio (c) (cost $14,283,937)	14,283,937	14,283,937

Total Investments—99.9% (cost $504,300,755)		571,826,991
Other assets less liabilities—0.1%		469,752

Net Assets—100.0%		$572,296,743

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	14	December 2007	$901,103	$902,611	$1,508

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate market value of these securities amounted to $1,556,970 or 0.3% of net assets.
(c)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $74,728 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	AmericanDepositary Receipt
GDR	-	Global Depositary Receipt

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 50.7%
Alabama - 2.9%
Alabama Pub Sch & Coll Auth FGIC
5.00%, 12/01/21	$1,700	$1,778,676
Jefferson Cnty GO FGIC
5.125%, 2/01/42	1,650	1,778,898
5.25%, 2/01/24	3,200	3,467,104
5.00%, 2/01/38	2,710	2,907,207
Jefferson Cnty Swr Rev (Capital Improvement Warrants) (Prerefunded) FGIC
Series 02
5.00%, 2/01/41	1,100	1,179,057

		11,110,942

Arizona - 0.5%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
4.58%, 2/01/42 (a)	785	776,970
Gilbert Water Res Muni Ppty Corp. (Wastewtr Sys & Util Rev)
Series 04
4.90%, 4/01/19	710	715,119
Pima Cnty IDA
5.45%, 12/01/17	450	443,232
Pima Cnty IDA (Horizon Comnty Learning Center)
4.45%, 6/01/14	80	78,410

		2,013,731

Arkansas - 0.3%
Springdale GO MBIA
4.00%, 7/01/16	1,210	1,212,178

California - 1.3%
California Econ Rec Bonds
Series A
5.25%, 1/01/10 - 7/01/12	3,765	3,956,242
California St GO (Various Purposes)
5.00%, 3/01/14	25	26,794
California St GO

5.00%, 6/01/10	550	571,763
California Statewide CDA Rev (Kaiser Permanente)
Series E
3.875%, 4/01/32 (b)	280	281,938

		4,836,737

Colorado - 0.5%
Mesa Cnty Valley Sch Dist No 51 Grand Junction MBIA
5.00%, 12/01/23	1,000	1,049,870
PV Wtr & San Metro Dist Cap Appreciation
Series 06
Zero Coupon, 12/15/17	878	479,274
Todd Creek Farms Metro Dist No. 1
5.60%, 12/01/14	260	255,889

		1,785,033

Connecticut - 0.4%
Connecticut St Dev Auth AMBAC
3.35%, 5/01/31 (b)	1,730	1,726,471

Florida - 5.2%
Arborwood CDD (Centex Homes Proj)
5.25%, 5/01/16	265	241,545
Bartram Park CDD (Spl Assmt)
4.875%, 5/01/15	100	89,734
Citizens Ppty Insurance Corp. MBIA
5.00%, 3/01/15 - 3/01/16	4,000	4,324,370
Dade Cnty Sch Dist MBIA
Series 94
5.00%, 8/01/12	1,100	1,174,162
Fishhawk CDD II (Spl Assmt)
Series B
5.125%, 11/01/09	95	92,457
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	50	48,909
Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	100	97,103
Heritage Plantation CDD
5.10%, 11/01/13	105	97,049
Lake Ashton II CDD (Capital Impt Rev)
Series B
4.875%, 11/01/10	100	95,272
Live Oak CDD No. 001, Spl Assmt ETM

Series B
5.30%, 5/01/08	45	44,990
Meadow Pointe III CDD
Series 4B
5.00%, 5/01/09	40	39,131
Meadow Woods CDD
Series 4B
5.25%, 5/01/11	60	58,463
Midtown Miami CDD
Series 04A
6.00%, 5/01/24	280	260,123
Monterra CDD (Spl Assmt)
Series 3
5.125%, 11/01/14	170	155,467
Series B
5.00%, 11/01/10	340	324,258
Orange GO AMBAC
5.50%, 10/01/32	7,000	7,606,410
Overoaks CDD (Capital Impt Rev)
Series 4B
5.125%, 5/01/09	150	146,988
Palm Beach Cnty Sch Brd FGIC
5.00%, 8/01/13	1,030	1,101,513
Parkway Ctr CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	170	161,010
Paseo CDD
5.00%, 2/01/11	490	466,573
Paseo CDD (Capital Impt Rev)
Series B
4.875%, 5/01/10	495	475,309
Quarry CDD (Spl Assmt)
5.25%, 5/01/16	285	258,920
Rolling Hills CDD
5.125%, 11/01/13	435	402,205
Shingle Creek CDD
5.75%, 5/01/15	415	393,171
South Bay CDD
Series 5B-2
5.375%, 5/01/13	100	92,613
Tern Bay CDD (Capital Impr Rev)
Series B
5.00%, 5/01/15	435	324,919
Verano Ctr CDD (Infrastructure Proj)

Series B
5.00%, 11/01/13	760	686,082
Villages of Westport CDD
Series 05A
5.125%, 5/01/15	225	205,038
Waterset North CDD (Spl Assmt)
Series 0B
6.55%, 11/01/15	485	478,220

		19,942,004

Guam - 0.1%
Guam Govt Wtrwks Auth Cops (Prerefunded)
5.18%, 7/01/15	291	299,929
Guam Govt Wtrwks Auth Wtr & Wastewtr Sys Rev
Series 05
5.00%, 7/01/13	225	228,587

		528,516

Hawaii - 1.5%
Hawaii GO AMBAC
5.00%, 7/01/13	5,540	5,974,724

Illinois - 2.4%
Hodgkins
5.00%, 1/01/11	1,000	1,017,320
Illinois GO MBIA
5.00%, 9/01/13 - 4/01/15	7,445	8,057,506
Pingree Grove Village II (CamBrdg Lakes Proj)
Series 5-1
5.25%, 3/01/15	100	99,895

		9,174,721

Indiana - 0.9%
Elkhart Cnty GO MBIA
5.25%, 12/01/21	1,215	1,341,919
Indiana Bond Bank (SPL Program Gas)
Series A
5.25%, 10/15/19	1,945	2,034,100

		3,376,019

Kansas - 0.2%
Wyandotte Cnty-Kansas City Uni Govt Spl Oblg (Sales Tax)
Series B
4.75%, 12/01/16	610	609,829

Kentucky - 0.3%
Kentucky St Ppty & Bldgs Commission FSA
5.375%, 2/01/08	1,265	1,268,985

Louisiana - 1.4%
Louisiana GO MBIA
Series A
5.25%, 8/01/16	3,830	4,211,736
Morehouse Parish GO
5.25%, 11/15/13	1,000	1,040,830

		5,252,566

Maryland - 0.2%
Tax Exempt Muni Infra
Series 04A
3.80%, 5/01/08	611	610,426

Massachusetts - 1.4%
Massachusetts GO (Consolidated Loan) MBIA
Series B
5.00%, 8/01/12	3,150	3,367,980
Route 3 North Transit Impr Assoc MBIA
5.375%, 6/15/33	1,925	2,025,870

		5,393,850

Michigan - 2.4%
Michigan GO FSA
Series 05B
5.00%, 9/01/12	2,510	2,688,812
Michigan Muni Bond Auth
5.50%, 10/01/13	6,085	6,754,533

		9,443,345

Minnesota - 0.1%
St. Paul Minnesota Hsg & Redev Auth Hosp Rev (Healtheast Proj.)
5.15%, 11/15/20	310	300,595

Missouri - 1.7%
Missouri St Highways & Transit Commission
Series 2007
5.00%, 5/01/14	2,190	2,383,530
St. Louis Arpt Rev (Arpt Dev Program) MBIA
Series A
5.625%, 7/01/19	4,000	4,316,440

		6,699,970

Nevada - 1.4%
Clark Cnty Impr Dist
4.05%, 8/01/10	670	646,738
Clark Cnty PCR (Southern California) AMT

Series C
3.25%, 6/01/31 (b)	335	331,851
Henderson Local Impt Dists No. T-16
4.75%, 3/01/13	35	33,509
Las Vegas Spl Impt Dist No. 607 Local Impt Bonds
5.35%, 6/01/12	245	239,657
Nevada GO
5.00%, 2/01/12	4,100	4,353,667

		5,605,422

New Jersey - 2.5%
New Jersey Econ Dev Auth Rev (Cigarette Tax) FSA
Series 4
5.00%, 6/15/10	830	864,968
New Jersey St Transp Trust Fund Auth (Transp Sys) FSA
Series C
5.50%, 12/15/11 - 6/15/21	2,465	2,703,885
New Jersey Transp Trust Fund Auth FGIC
5.00%, 6/15/12	3,775	4,024,830
Series A
5.50%, 12/15/13	1,775	1,966,398

		9,560,081

New York - 3.9%
New York City GO
Series 4G
5.00%, 8/01/12	1,315	1,394,939
Series E
5.00%, 8/01/15	2,625	2,826,994
Series H
5.00%, 8/01/11	1,645	1,732,366
New York St Dorm Auth Rev
5.00%, 7/01/11	425	426,793
New York St Thruway Auth
Series 63A
5.00%, 3/15/09	850	867,467
New York St Thruway Auth, Hwy & Brdg Trust Fund FSA
Series 5B
5.00%, 4/01/14	6,505	7,073,017
Tobacco Settlement Fin Auth
5.25%, 6/01/13	815	821,805

		15,143,381

North Carolina - 0.8%
Mecklenburg Cnty GO
5.00%, 2/01/14	2,575	2,806,467
North Carolina Muni Pwr Agy No 1

Catawba ACA-CBI
5.50%, 1/01/10	385	398,144

		3,204,611

Ohio - 0.6%
American Muni Pwr-Ohio, Inc.
5.00%, 2/01/12	1,000	1,024,030
Cleveland Muni Sch Dist FSA
5.25%, 12/01/19	1,000	1,082,090
Port Auth Columbiana Cnty SWFR (Liberty Waste Trans LLC Proj) AMT
Series A
7.00%, 8/01/21	285	295,813

		2,401,933

Pennsylvania - 3.7%
Allegheny Cnty Hosp Dev Auth Rev (Hlth Sys-West Penn)
Series A
5.00%, 11/15/13	925	926,388
Allegheny Cnty Redev Auth Rev (Pittsburgh Mills Proj)
5.10%, 7/01/14	280	280,781
Beaver Cnty IDA PCR (Cleveland Electric Proj)
Series 98
3.75%, 10/01/30 (b)	280	278,967
Comwlth of Pennsylvania GO MBIA
5.00%, 1/01/13	1,420	1,527,735
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comm)
6.00%, 2/01/21	265	271,940
Pennsylvania GO MBIA
Series 03
5.00%, 7/01/11	4,310	4,559,377
Pennsylvania St FGIC
5.00%, 7/01/13	3,690	3,989,259
Philadelphia Auth for IDR (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15	300	299,232
Philadelphia GO XLCA
5.00%, 2/15/11	2,000	2,097,860

		14,231,539

Puerto Rico - 0.9%
Govt Dev Bank for Puerto Rico
5.00%, 12/01/07	2,510	2,510,000
Puerto Rico Pub Fin Corp.
5.75%, 8/01/27 (b)	1,075	1,126,998

		3,636,998

South Carolina - 1.9%
South Carolina St Pub Svc Auth FSA
5.00%, 1/01/14	2,450	2,654,991
Series B
5.00%, 1/01/11	3,515	3,686,040
Western Carolina Regl Swr Auth FSA
5.00%, 3/01/12	1,000	1,065,460

		7,406,491

Texas - 7.4%
Arlington Independent Sch Dist PSF-GTD
5.00%, 2/15/14	1,000	1,079,940
Austin GO FSA
5.00%, 11/15/13	6,915	7,474,908
Austin Independent Sch Dist
5.00%, 8/01/14	1,000	1,084,000
City of Dallas
5.125%, 2/15/12	1,020	1,089,013
Dallas GO
5.00%, 2/15/12	3,350	3,560,414
Houston Go MBIA
5.00%, 3/01/15 (c)	3,300	3,580,995
Katy Dev Auth (Metro Contract)
Series A
5.75%, 6/01/09	230	230,439
San Antonio Elec & Gas
Series 01
5.25%, 2/01/09	1,600	1,635,744
Texas Pub Fin Auth AMBAC
5.00%, 2/01/16	1,640	1,757,686
Texas State GO
5.00%, 10/01/12 - 10/01/13	6,655	7,147,854

		28,640,993

Washington - 2.1%
Seattle Muni Light & Pwr Rev FSA
Series 01
5.50%, 3/01/09	1,000	1,026,930
Washington Pub Pwr Sup Sys MBIA
5.25%, 7/01/13	1,750	1,901,935
Washington Pub Pwr Supp Sys
5.75%, 7/01/09	1,100	1,140,931
Washington St GO MBIA
5.00%, 1/01/12 - 1/01/14	3,760	4,029,983

		8,099,779

Wisconsin - 1.8%
Wisconsin St GO MBIA
5.00%, 5/01/13 - 5/01/16	3,000	3,262,110
5.25%, 7/01/14	3,500	3,848,110

		7,110,220

Total Municipal Obligations (cost $194,363,570)		196,302,090

	Shares
COMMON STOCKS - 46.4%
Financials - 10.1%
Capital Markets - 2.3%
3i Group PLC	26,399	589,907
The Blackstone Group LP	36,800	809,600
Credit Suisse Group	13,461	813,360
Deutsche Bank AG	3,300	432,224
Franklin Resources, Inc.	16,500	2,032,470
The Goldman Sachs Group, Inc.	4,550	1,031,212
Julius Baer Holding AG	8,858	749,603
Macquarie Group Ltd.	6,066	430,182
Man Group PLC	67,274	769,663
Merrill Lynch & Co., Inc.	9,000	539,460
Morgan Stanley	13,700	722,264

		8,919,945

Commercial Banks - 2.1%
Banco Santander Central Hispano SA	3,872	82,953
Bank Hapoalim BM	52,400	264,712
Barclays PLC	46,200	534,000
BNP Paribas SA	6,200	698,851
China Construction Bank Corp.-Class H	266,000	257,582
Comerica, Inc.	6,400	292,992
Credit Agricole SA	14,640	514,728
Fifth Third Bancorp	12,100	361,911
HBOS PLC	37,640	617,114
Keycorp	2,600	68,484
Kookmin Bank	4,500	325,466
Mitsubishi UFJ Financial Group, Inc.	62,000	612,273
Royal Bank of Scotland Group PLC	66,452	627,448
Societe Generale	3,125	481,358
Standard Chartered PLC	14,913	586,551
Sumitomo Mitsui Financial Group, Inc.	72	619,708
SunTrust Banks, Inc.	1,600	112,176
U.S. Bancorp	9,400	311,046
Wachovia Corp.	8,400	361,200
Wells Fargo & Co.	13,400	434,562

		8,165,115

Consumer Finance - 0.3%
American Express Co.	5,500	324,390
Discover Financial Services	8,900	154,593
ORIX Corp.	2,490	514,555

		993,538

Diversified Financial Services - 2.7%
Bank of America Corp.	45,100	2,080,463
CIT Group, Inc.	9,700	258,020
Citigroup, Inc.	46,000	1,531,800
CME Group, Inc.-Class A	2,860	1,883,596
Deutsche Boerse AG	4,908	920,923
Fortis (d)	6,066	89
Fortis (Euronext Amsterdam)	5,667	151,077
Fortis (Euronext Brussels)	9,500	253,696
ING Groep NV	20,456	793,506
JPMorgan Chase & Co.	37,000	1,687,940
Moody’s Corp.	9,900	372,834
NYSE Euronext	7,100	614,860

		10,548,804

Insurance - 2.4%
ACE Ltd.	7,500	448,725
Allianz SE	3,100	638,891
Allstate Corp.	11,900	608,328
AMBAC Financial Group, Inc.	5,600	152,488
American International Group, Inc.	23,900	1,389,307
Assicurazioni Generali SpA	4,569	209,921
Aviva PLC	29,728	416,506
Chubb Corp.	7,200	392,760
Everest Re Group Ltd.	1,500	157,395
Fidelity National Financial, Inc.-Class A	5,600	87,472
Fondiaria-Sai SpA (ordinary shares)	4,300	188,056
Fondiaria-Sai SpA (saving shares)	1,900	57,017
Genworth Financial, Inc.-Class A	16,600	435,584
Hartford Financial Services Group, Inc.	5,600	533,792
MBIA, Inc.	5,900	215,409
MetLife, Inc.	8,300	544,397
Muenchener Rueckversicherungs AG	3,000	547,578
Old Republic International Corp.	14,700	220,647
QBE Insurance Group Ltd.	20,792	598,270
Torchmark Corp.	4,900	302,232
The Travelers Cos, Inc.	11,033	585,963
Unum Group	17,600	437,184

		9,167,922

Thrifts & Mortgage Finance - 0.3%
Federal Home Loan Mortgage Corp.	9,100	319,137
Federal National Mortgage Association	13,600	522,512
Washington Mutual, Inc.	11,300	220,350

		1,061,999

		38,857,323

Information Technology - 7.1%
Communications Equipment - 1.6%
Cisco Systems, Inc. (d)	97,700	2,737,554
Nokia OYJ (ADR)	27,000	1,061,910
Nokia OYJ	28,493	1,123,237
Research In Motion Ltd. (d)	9,900	1,126,818

		6,049,519

Computers & Peripherals - 2.2%
Apple, Inc. (d)	22,200	4,045,284
Compal Electronics, Inc. (GDR) (e)	43,648	246,612
EMC Corp. (d)	29,200	562,684
Fujitsu Ltd.	60,000	424,381
Hewlett-Packard Co.	41,800	2,138,488
International Business Machines Corp.	3,900	410,202
Lexmark International, Inc.-Class A (d)	3,800	132,544
Toshiba Corp.	55,000	450,646

		8,410,841

Electronic Equipment & Instruments - 0.4%
Arrow Electronics, Inc. (d)	8,100	299,781
AU Optronics Corp.	161,145	316,211
Avnet, Inc. (d)	8,600	296,700
HON HAI Precision Industry Co. Ltd.	37,400	240,803
Nidec Corp.	2,200	166,906
Sanmina-SCI Corp. (d)	47,600	84,252
Tech Data Corp. (d)	3,000	112,830
Tyco Electronics Ltd.	2,250	84,128

		1,601,611

Internet Software & Services - 1.1%
Google, Inc.-Class A (d)	6,140	4,255,020

IT Services - 0.0%
Electronic Data Systems Corp.	9,400	190,444

Office Electronics - 0.1%
Konica Minolta Holdings, Inc.	16,000	305,428

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp.-Class A (d)	40,100	1,072,274
Hynix Semiconductor, Inc. (d)	8,900	249,316
Intel Corp.	43,600	1,137,088
Nvidia Corp. (d)	42,900	1,353,066
Samsung Electronics Co. Ltd.	360	220,995
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1	10
United Microelectronics Corp.	476,640	285,139

		4,317,888

Software - 0.6%
Adobe Systems, Inc. (d)	24,800	1,045,072
Microsoft Corp.	32,000	1,075,200
Nintendo Co. Ltd.	600	368,425

		2,488,697

		27,619,448

Industrials - 5.4%
Aerospace & Defense - 1.4%
BAE Systems PLC	85,784	810,960
Boeing Co.	10,000	925,400
Honeywell International, Inc.	28,300	1,602,346
Lockheed Martin Corp.	1,800	199,206
Northrop Grumman Corp.	5,500	433,345
Spirit Aerosystems Holdings, Inc.-Class A (d)	26,800	936,660
United Technologies Corp.	4,200	314,034

		5,221,951

Airlines - 0.2%
Air France-KLM	8,000	285,763
Deutsche Lufthansa AG	12,100	327,086

		612,849

Building Products - 0.0%
Trane, Inc.	4,300	157,853

Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc. (d)	12,900	147,189
Capita Group PLC	10,177	155,123
Pitney Bowes, Inc.	7,000	269,500

		571,812

Construction & Engineering - 0.3%
Fluor Corp.	7,500	1,103,775
Vinci SA	1,948	154,715

		1,258,490

Electrical Equipment - 0.7%
ABB Ltd.	31,500	926,977
ABB Ltd. (Sponsored) (ADR)	24,800	728,624
Emerson Electric Co.	12,800	729,856
Renewable Energy Corp. (d)	3,149	153,821

		2,539,278

Industrial Conglomerates - 1.1%
General Electric Co.	65,700	2,515,653
Siemens AG	4,552	691,063
Textron, Inc.	10,400	718,120
Tyco International Ltd.	11,600	465,508

		4,390,344

Machinery - 1.1%
Caterpillar, Inc.	4,100	294,790
Deere & Co.	9,200	1,580,560
Eaton Corp.	4,000	357,240
Ingersoll-Rand Co. Ltd.-Class A	8,900	459,596
Komatsu Ltd.	8,600	263,274
NGK Insulators Ltd.	16,000	496,059

PACCAR, Inc.	5,250	265,702
SPX Corp.	4,200	427,392
Terex Corp. (d)	1,000	64,450

		4,209,063

Marine - 0.2%
Mitsui OSK Lines Ltd.	27,000	406,958
Nippon Yusen KK	30,000	261,746

		668,704

Road & Rail - 0.0%
Avis Budget Group, Inc. (d)	6,800	102,204

Trading Companies & Distributors - 0.3%
Mitsubishi Corp.	4,900	142,282
Mitsui & Co. Ltd.	45,000	1,038,749

		1,181,031

		20,913,579

Health Care - 4.8%
Biotechnology - 1.2%
Celgene Corp. (d)	18,400	1,132,520
CSL Ltd./Australia	5,198	160,515
Genentech, Inc. (d)	16,050	1,223,813
Gilead Sciences, Inc. (d)	44,300	2,061,722

		4,578,570

Health Care Equipment & Supplies - 0.6%
Alcon, Inc.	11,200	1,558,368
Covidien Ltd.	2,250	90,248
Essilor International SA	6,814	427,206
Hologic, Inc. (d)	5,800	385,062

		2,460,884

Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.-Class A	4,900	222,313
Medco Health Solutions, Inc. (d)	11,000	1,099,890
WellPoint, Inc. (d)	19,900	1,675,779

		2,997,982

Pharmaceuticals - 2.2%
Abbott Laboratories	32,500	1,869,075
AstraZeneca PLC	6,100	289,283
Eli Lilly & Co.	9,700	513,615
GlaxoSmithKline PLC	6,300	166,455
Johnson & Johnson	9,600	650,304
Merck & Co., Inc.	15,500	920,080
Pfizer, Inc.	74,900	1,779,624
Roche Holding AG	2,846	543,500
Sanofi-Aventis SA	4,661	444,508
Schering-Plough Corp.	1,200	37,560
Teva Pharmaceutical Industries Ltd. (ADR)	24,800	1,106,824

		8,320,828

		18,358,264

Energy - 4.7%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	23,000	1,846,210
Cameron International Corp. (d)	3,300	307,659
Schlumberger Ltd.	22,700	2,121,315
Technip SA	3,156	257,313

		4,532,497

Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp.	23,500	2,062,595
China Petroleum & Chemical Corp.-Class H	200,000	303,590
China Shenhua Energy Co. Ltd.-Class H	70,500	419,352
ConocoPhillips	17,900	1,432,716
ENI SpA	16,200	579,855
EOG Resources, Inc.	8,100	670,518
Exxon Mobil Corp.	40,300	3,593,148
Gazprom OAO (Sponsered) (ADR) (e)	6,151	324,158
LUKOIL (ADR)	1,350	115,560
Marathon Oil Corp.	9,800	547,820
Occidental Petroleum Corp.	1,300	90,701
Petroleo Brasileiro SA (ADR)	4,600	442,980
Petroleo Brasileiro SA (Sponsored) (ADR)	7,000	568,190
Repsol YPF SA	6,900	254,679
Royal Dutch Shell PLC	18,100	732,327
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	14,295	578,311
Total SA	12,204	986,924

		13,703,424

		18,235,921

Consumer Discretionary - 3.8%
Auto Components - 0.3%
Autoliv, Inc.	4,900	286,160
BorgWarner, Inc.	3,300	318,813
Compagnie Generale des Etablissements Michelin-Class B	2,100	248,494
Hyundai Mobis	3,100	291,211
Lear Corp. (d)	4,800	141,312
WABCO Holdings, Inc.	1,433	67,294

		1,353,284

Automobiles - 0.8%
Fiat SpA	19,570	537,594
General Motors Corp.	15,100	450,433
Nissan Motor Co. Ltd.	53,200	609,981
Porsche AG	199	438,201
Renault SA	6,500	942,835

		2,979,044

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp.	20,850	1,219,100
Starwood Hotels & Resorts Worldwide, Inc.	6,900	370,392
Yum! Brands, Inc.	6,600	245,190

		1,834,682

Household Durables - 0.2%
Centex Corp.	5,400	112,644
KB Home	5,800	121,162
Pulte Homes, Inc.	10,000	102,200
Sharp Corp.	21,000	345,924
Taylor Wimpey PLC	44,240	187,109

		869,039

Leisure Equipment & Products - 0.1%
Brunswick Corp.	6,400	130,496
Mattel, Inc.	9,600	191,808

		322,304

Media - 0.8%
CBS Corp.-Class B	15,150	415,564
Comcast Corp.-Special-Class A (d)	25,650	518,387
Gannett Co., Inc.	10,000	367,500
Idearc, Inc.	9,800	185,416
Interpublic Group of Cos., Inc. (d)	15,900	150,891
Time Warner, Inc.	45,400	783,604
Tribune Co.	5,032	156,193
Viacom, Inc.-Class B (d)	8,700	365,574
The Walt Disney Co.	3,300	109,395

		3,052,524

Multiline Retail - 0.6%
Family Dollar Stores, Inc.	8,400	197,820
Kohl’s Corp. (d)	17,700	872,256
Macy’s, Inc.	13,500	400,275
Target Corp.	13,100	786,786

		2,257,137

Specialty Retail - 0.4%
Esprit Holdings Ltd.	26,500	397,868
Home Depot, Inc.	15,700	448,392
Inditex SA	6,683	464,609
Lowe’s Cos, Inc.	10,900	266,069
Office Depot, Inc. (d)	7,700	131,978

		1,708,916

Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc.	7,500	139,800
VF Corp.	4,400	329,076

		468,876

		14,845,806

Materials - 3.8%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	14,600	1,445,984
Ashland, Inc.	4,100	201,884
BASF AG	5,500	763,045
Bayer AG	9,557	788,866
Dow Chemical Co.	8,800	369,072
E.I. Du Pont de Nemours & Co.	12,300	567,645
Lubrizol Corp.	4,000	256,560
Mitsubishi Chemical Holdings Corp.	33,500	268,147
Mitsui Chemicals, Inc.	33,000	242,011
Monsanto Co.	21,600	2,146,392

		7,049,606

Construction Materials - 0.1%
Buzzi Unicem SpA	9,300	257,745

Containers & Packaging - 0.4%
Ball Corp.	6,500	300,625
Crown Holdings, Inc. (d)	3,200	82,112
Owens-Illinois, Inc. (d)	8,400	377,076
Smurfit-Stone Container Corp. (d)	13,200	145,332
Sonoco Products Co.	6,600	200,508
Temple-Inland, Inc.	7,000	321,790

		1,427,443

Metals & Mining - 1.5%
Alcoa, Inc.	4,100	149,117
Anglo American PLC	6,126	412,774
Antofagasta PLC	12,400	194,426
ArcelorMittal (Euronext Amsterdam)	4,500	331,863
ArcelorMittal (Euronext Paris)	2,937	215,748
BHP Billiton PLC	15,572	514,404
Cia Vale do Rio Doce (ADR)	18,300	632,814
JFE Holdings, Inc.	10,500	579,006
POSCO	500	317,933
Rio Tinto PLC	9,860	1,145,159
Xstrata PLC	17,928	1,258,988

		5,752,232

Paper & Forest Products - 0.0%
Stora Enso Oyj-Class R	8,300	137,191

		14,624,217

Consumer Staples - 3.2%
Beverages - 0.4%
Molson Coors Brewing Co.-Class B	8,800	473,792
PepsiCo, Inc.	13,200	1,018,776

		1,492,568

Food & Staples Retailing - 0.5%
Koninklijke Ahold NV	25,520	362,835
The Kroger Co.	14,500	416,875
Safeway, Inc.	13,000	452,400

Supervalu, Inc.	10,600	443,822
Tesco PLC	26,813	264,151
Wal-Mart Stores, Inc.	2,600	124,540

		2,064,623

Food Products - 0.9%
ConAgra Foods, Inc.	13,300	332,766
General Mills, Inc.	5,800	348,870
Kellogg Co.	3,300	178,332
Kraft Foods, Inc.-Class A	4,000	138,200
Nestle SA	2,212	1,063,541
Sara Lee Corp.	23,500	395,505
Unilever PLC	3,825	139,930
WM Wrigley Jr Co.	13,200	844,800

		3,441,944

Household Products - 0.9%
Colgate-Palmolive Co.	9,900	792,792
Procter & Gamble Co.	32,250	2,386,500
Reckitt Benckiser PLC	7,387	438,453

		3,617,745

Personal Products - 0.1%
L’Oreal SA	2,859	397,411

Tobacco - 0.4%
Altria Group, Inc.	13,600	1,054,816
British American Tobacco PLC	7,578	294,319

		1,349,135

		12,363,426

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	62,500	2,388,125
China Netcom Group Corp. Ltd.	134,000	430,278
Nippon Telegraph & Telephone Corp.	50	226,877
Telefonica SA	30,909	1,035,456
Verizon Communications, Inc.	32,500	1,404,325

		5,485,061

Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series L (ADR)	13,700	844,742
Sprint Nextel Corp.	39,100	606,832
Vodafone Group PLC	404,187	1,512,512

		2,964,086

		8,449,147

Utilities - 1.3%
Electric Utilities - 0.7%
Allegheny Energy, Inc.	3,800	230,850
American Electric Power Co., Inc.	10,000	476,700
E.ON AG	4,000	815,365
Entergy Corp.	4,900	585,746

Pinnacle West Capital Corp.	6,700	287,162
The Tokyo Electric Power Co.	13,800	379,202

		2,775,025

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	4,600	460,966
International Power PLC	35,079	336,661

		797,627

Multi-Utilities - 0.4%
CMS Energy Corp.	3,000	52,290
Dominion Resources, Inc.	3,600	170,028
RWE AG	2,530	345,592
Suez SA	3,792	252,320
Veolia Environnement	4,762	440,468
Wisconsin Energy Corp.	6,000	287,040

		1,547,738

		5,120,390

Total Common Stocks (cost $146,069,787)		179,387,521

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.4%
Municipal Obligations - 2.7%
City of Valdez
3.15%, 12/01/33 (f)	$3,000	3,000,000
Colorado Educational & Cultural Fac Auth.
3.35%, 9/01/37 (f)	500	500,000
Connecticut Hlth & Ed Fac Auth
3.20%, 7/01/36 (f)	700	700,000
Loudoun Cnty IDA Rev (Howard Hughes Med)
Series 03A
3.35%, 2/15/38 (f)	500	500,000
Parish of East Baton Rouge LA
3.33%, 11/01/19 (f)	1,330	1,330,000
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03A
3.35%, 6/01/37 (f)	1,800	1,800,000
Series 03C
3.35%, 7/01/37 (f)	700	700,000
Washington St Hsg Fin Commission
3.39%, 1/01/30 (f)	1,900	1,900,000

		10,430,000

	Shares
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (g)	2,658,481	2,658,481

Total Short-Term Investments (cost $13,088,481)		13,088,481

Total Investments - 100.5% (cost $353,521,838)		388,778,092
Other assets less liabilities - (0.5)%		(1,972,984)

Net Assets - 100.0%		$386,805,108

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$900	7/12/08	BMA	*	3.815%	$4,215
Merrill Lynch	970	2/12/12	BMA	*	3.548%	21,019
* Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value		Value at November 30, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	2	December 2007	$130,592		$128,944	$(1,648)

(a)	Floating Rate Security. Stated interest rate was in effect at November 30, 2007.

(b)	Variable rate coupon, rate shown as of November 30, 2007.

(c)	When-Issued security.

(d)	Non-income producing security.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate market value of these securities amounted to $570,770 or 0.1% of net assets.

(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $9,568 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ACA	-	ACA Capital
ADR	-	American Depositary Receipt
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
BMA	-	Bond Market Association
CDA	-	Community Development Administration
CDD	-	Community Development District
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue
MBIA	-	Municipal Bond Investors Assurance
PCR	-	Pollution Control Revenue Bond
SWFR	-	Solid Waste Facility Revenue
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Preservation

Portfolio of Investments

November 30, 2007 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 67.8%
Alabama - 4.5%
Alabama Pub Sch & Coll Auth FGIC
5.00%, 12/01/21	$400	$418,512
Jefferson County GO FGIC
5.125%, 2/01/42	1,260	1,358,431
5.25%, 2/01/24	1,000	1,083,470
Jefferson Cnty GO FGIC
5.00%, 1/01/10 - 2/01/38	2,000	2,104,500
Jefferson Cnty Swr Rev (Capital Improvement Warrants) (Prerefunded) FGIC
Series 02
5.00%, 2/01/41	1,000	1,071,870
Jefferson Cnty, Sw (Prerefunded) FGIC
Series A
5.75%, 2/01/38	1,325	1,375,893

		7,412,676

Arizona - 1.1%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
4.58%, 2/01/42 (a)	235	232,596
Arizona Sch Fac Brd MBIA
5.25%, 9/01/15	1,500	1,635,075

		1,867,671

California - 0.3%
California St GO
5.00%, 6/01/10	225	233,903
Tax Exempt Muni Infra
Series 04A
3.80%, 5/01/08	298	297,720

		531,623

Colorado - 1.6%
Adonea Metro Dist No 2
4.375%, 12/01/15	530	525,945
Denver City & Cnty Excise Tax CO Convention Ctr Proj FSA, Series A

5.00%, 9/01/10	2,000	2,091,440

		2,617,385

Connecticut - 2.1%
Connecticut St GO FSA
5.375%, 10/01/10	530	560,846
5.50%, 11/15/12	845	929,559
Connecticut St Dev Auth AMBAC
3.35%, 5/01/31 (b)	1,300	1,297,348
Connecticut St GO FSA
5.00%, 8/01/09	660	679,087

		3,466,840

Florida - 4.0%
Dade Cnty Sch Dist MBIA
Series 94
5.00%, 8/01/12	1,000	1,067,420
Florida Hurricane Catastrophe Fund
5.00%, 7/01/08	2,145	2,164,712
Florida St Dept of Environmental Protection FGIC
5.75%, 7/01/09	2,100	2,179,779
South Miami Hlth Fac Auth
5.00%, 8/15/10	1,080	1,117,314

		6,529,225

Georgia - 1.0%
Fulton Dekalb Hosp Auth FSA
5.00%, 1/01/13	1,500	1,609,470

Hawaii - 1.2%
Hawaii St GO AMBAC
5.00%, 7/01/13	1,800	1,941,246

Illinois - 2.7%
Chicago GO FGIC
6.00%, 1/01/28	2,100	2,263,380
Illinois St GO
5.00%, 6/01/13 - 3/01/14	2,060	2,225,368

		4,488,748

Indiana - 2.1%
Indiana St Fin Auth
5.00%, 2/01/12	1,165	1,238,476
Indiana Transp Fin Auth FSA
5.00%, 6/01/09	25	25,653
Indianapolis GO AMBAC
5.25%, 8/15/09	2,100	2,126,901

		3,391,030

Kentucky - 0.6%
Kentucky St Ppty & Bldgs Commission FSA
5.375%, 2/01/08	985	988,103

Louisiana - 1.3%
Louisiana St GO FSA

5.00%, 5/01/15	655	714,127
Morehouse Parish GO
5.25%, 11/15/13	265	275,820
New Orleans GO MBIA
5.00%, 12/01/10 (c)	560	573,093
5.25%, 12/01/20	450	483,363
New Orleans GO (Certificates Indebtedness) FSA
Series 00
5.50%, 12/01/08	110	112,389

		2,158,792

Massachusetts - 4.3%
Boston GO
5.00%, 3/01/10	2,065	2,144,131
Comwlth of Massachusetts MBIA
Series A
5.50%, 2/01/10	500	523,000
Massachusetts Dev Fin Agy (Semass Sys) MBIA Series A
5.50%, 1/01/11	1,000	1,061,640
Massachusetts GO (Consolidated Loan) MBIA Series B
5.00%, 8/01/12	1,050	1,122,660
Massachusetts St GO FGIC
5.00%, 1/01/09	2,190	2,230,252

		7,081,683

Michigan - 2.4%
Detroit City Sch Dist (Sch Bldg & Site Improvement) FGIC
Series 2A
5.00%, 5/01/32	1,500	1,620,630
Detroit Sew Disp Rev FSA
4.105%, 7/01/32 (a)	410	387,766
Michigan Muni Bond Auth
5.50%, 10/01/13	1,800	1,998,054

		4,006,450

Minnesota - 0.3%
Minnesota Pub Fac Auth Wtr PCR
Series 4D
5.00%, 3/01/11	400	422,344

Nebraska - 2.6%
Lancaster Cnty Sch Dist No 1
4.00%, 1/15/08	2,000	2,001,280
Nebraska Pub Pwr Dist FGIC
5.00%, 1/01/09	2,220	2,260,315

		4,261,595

Nevada - 1.3%

Clark Cnty PCR (Southern California) AMT
Series C
3.25%, 6/01/31 (b)	170	168,402
Nevada St GO
5.00%, 2/01/12	1,800	1,911,366

		2,079,768

New Jersey - 6.1%
New Jersey Econ Dev Auth FSA
5.00%, 5/01/18	1,000	1,024,660
New Jersey Econ Dev Auth Market Transition Fac Rev, Senior Lien MBIA
Series A
5.00%, 7/01/09	2,100	2,156,154
New Jersey Econ Dev Auth Rev (Cigarette Tax) FGIC
Series 4
5.00%, 6/15/10 - 6/15/11	800	838,364
New Jersey St Transp Trust Fund Auth (Transp Sys) MBIA
5.25%, 12/15/08	625	637,462
Series A
5.25%, 12/15/12	1,100	1,192,785
Series C
5.50%, 12/15/11 - 6/15/21	1,575	1,718,540
New Jersey St Trpk Auth MBIA
5.50%, 1/01/30	1,850	1,934,619
New Jersey Transp Trust Fund Auth AMBAC
5.25%, 12/15/09	500	519,565

		10,022,149

New York - 4.0%
New York City GO
Series 4B
5.00%, 8/01/10	175	182,317
Series 4G
5.00%, 8/01/12	685	726,641
Series E
5.00%, 8/01/15	720	775,404
New York Conv Ctr Operating Corp.
Zero Coupon, 6/01/08	1,600	1,573,760
New York St Thruway Auth
Series 63A
5.00%, 3/15/09	585	597,022
New York St Thruway Auth, Hwy & Brdg Trust Fund FSA
Series 5B
5.00%, 4/01/14	1,900	2,065,908

Tobacco Settlement Fin Auth
5.25%, 6/01/13	650	655,427

		6,576,479

North Carolina - 0.2%
North Carolina Muni Pwr Agy No 1 Catawba ACA-CBI
5.50%, 1/01/10	300	310,242

Ohio - 1.0%
Cleveland Muni Sch Dist FSA
5.25%, 12/01/19	585	633,023
Columbus City Sch Dist FGIC
5.00%, 12/01/28	1,000	1,081,580

		1,714,603

Oregon - 1.2%
Tri-Cnty Metro Transp Dist MBIA
5.00%, 5/01/12	1,890	2,013,493

Pennsylvania - 3.6%
Allegheny Cnty IDA
4.30%, 9/01/08	70	69,860
Beaver Cnty IDA PCR (Cleveland Electric Proj)
Series 98
3.75%, 10/01/30 (b)	160	159,410
Comwlth of Pennsylvania FGIC
5.75%, 10/01/15	2,665	2,809,869
Pennsylvania St GO MBIA
5.00%, 2/01/15	1,200	1,296,084
5.25%, 2/01/14	1,000	1,099,590
Series 03
5.00%, 7/01/11	450	476,037

		5,910,850

Puerto Rico - 2.5%
Puerto Rico Comwlth GO
5.25%, 7/01/12	700	738,605
Series C
5.00%, 7/01/18 - 7/01/21 (b)	2,495	2,517,139
Puerto Rico Comwlth Govt Sev Bank
5.00%, 12/01/07	830	830,000

		4,085,744

South Carolina - 2.3%
South Carolina St Pub Svc Auth MBIA
Series B
5.00%, 1/01/11	1,740	1,824,668
South Carolina Transp Infra Bank AMBAC
5.50%, 10/01/11	1,865	1,958,194

		3,782,862

Tennessee - 1.8%

Clarksville Natural Gas Acquisition Corp.
5.00%, 12/15/08	1,600	1,612,720
Metro Govt Nashville & Davidson Cnty
Series C
5.00%, 2/01/08	1,400	1,403,444

		3,016,164

Texas - 9.6%
Austin GO FSA
5.00%, 11/15/10 - 11/15/13	4,050	4,311,189
Austin ISD
5.00%, 8/01/14	890	964,760
Carrollton-Farmers ISD PSF-GTD
5.00%, 2/15/09	1,325	1,351,884
City of San Antonio FGIC
5.50%, 5/15/16	1,540	1,732,300
Houston GO AMBAC
5.00%, 12/15/08	2,000	2,034,060
Houston Independent Sch Dist PSF-GTD
Series 03
5.00%, 2/15/11	1,200	1,259,076
Plano Tx Isd Go
5.00%, 2/15/11	1,850	1,941,075
Texas St Transp Commission
5.00%, 4/01/11	2,150	2,264,015

		15,858,359

Virginia - 1.2%
Hampton Go MBIA
Series Series 2007
5.00%, 1/15/16	1,000	1,094,740
Virginia St Pub Bldg Auth
5.00%, 8/01/10	850	887,519

		1,982,259

Washington - 0.3%
King Cnty GO FSA
5.25%, 1/01/10	520	540,244

Wisconsin - 0.6%
Wisconsin St GO MBIA
5.00%, 5/01/13	1,000	1,075,810

Total Municipal Obligations (cost $110,827,445)		111,743,907

	Shares
COMMON STOCKS - 29.7%
Financials - 6.5%
Capital Markets - 1.4%
3i Group PLC	4,148	92,691
The Blackstone Group LP	9,500	209,000
Credit Suisse Group	3,543	214,080
Deutsche Bank AG	900	117,879
Franklin Resources, Inc.	4,450	548,151
The Goldman Sachs Group, Inc.	1,325	300,298
Julius Baer Holding AG	2,419	204,706
Macquarie Group Ltd.	1,943	137,792
Man Group PLC	17,202	196,800
Merrill Lynch & Co., Inc.	2,400	143,856
Morgan Stanley	4,100	216,152

		2,381,405

Commercial Banks - 1.3%
Banco Santander Central Hispano SA	990	21,209
Bank Hapoalim BM	15,100	76,281
Barclays PLC	9,900	114,429
BNP Paribas SA	1,650	185,984
China Construction Bank Corp.-Class H	71,000	68,753
Comerica, Inc.	1,850	84,693
Credit Agricole SA	3,940	138,527
HBOS PLC	11,050	181,167
Keycorp	1,000	26,340
Kookmin Bank	900	65,093
Mitsubishi UFJ Financial Group, Inc.	15,000	148,131
Royal Bank of Scotland Group PLC	18,240	172,224
Societe Generale	840	129,389
Standard Chartered PLC	3,767	148,162
Sumitomo Mitsui Financial Group, Inc.	20	172,141
SunTrust Banks, Inc.	900	63,099
U.S. Bancorp	3,200	105,888
Wachovia Corp.	2,500	107,500
Wells Fargo & Co.	5,000	162,150

		2,171,160

Consumer Finance - 0.2%
American Express Co.	1,500	88,470
Discover Financial Services	2,300	39,951
ORIX Corp.	700	144,654

		273,075

Diversified Financial Services - 1.7%
Bank of America Corp.	12,800	590,464
CIT Group, Inc.	2,500	66,500
Citigroup, Inc.	12,800	426,240
CME Group, Inc.-Class A	765	503,829
Deutsche Boerse AG	1,229	230,606
Fortis (d)	1,800	26
Fortis (Euronext Brussels)	4,500	120,172

ING Groep NV	5,700	221,108
JPMorgan Chase & Co.	10,600	483,572
Moody’s Corp.	2,200	82,852
NYSE Euronext	1,625	140,725

		2,866,094

Insurance - 1.7%
ACE Ltd.	2,100	125,643
Allianz SE	800	164,875
Allstate Corp.	3,300	168,696
AMBAC Financial Group, Inc.	1,400	38,122
American International Group, Inc.	6,600	383,658
Assicurazioni Generali SpA	1,144	52,561
Aviva PLC	8,572	120,100
Chubb Corp.	2,500	136,375
Everest Re Group Ltd.	425	44,595
Fidelity National Financial, Inc.-Class A	1,800	28,116
Fondiaria-Sai SpA (ordinary shares)	900	39,361
Genworth Financial, Inc.-Class A	4,200	110,208
Hartford Financial Services Group, Inc.	1,700	162,044
Marsh & McLennan Cos, Inc.	1,400	35,168
MBIA, Inc.	1,700	62,067
MetLife, Inc.	2,600	170,534
Muenchener Rueckversicherungs AG	800	146,021
Old Republic International Corp.	4,100	61,541
PartnerRe Ltd.	1,000	82,570
The Progressive Corp.	1,900	34,960
QBE Insurance Group Ltd.	5,124	147,438
Torchmark Corp.	1,700	104,856
The Travelers Cos, Inc.	3,536	187,797
Unum Group	4,200	104,328

		2,711,634

Thrifts & Mortgage Finance - 0.2%
Federal Home Loan Mortgage Corp.	2,200	77,154
Federal National Mortgage Association	4,075	156,562
Washington Mutual, Inc.	3,000	58,500

		292,216

		10,695,584

Information Technology - 4.5%
Communications Equipment - 1.0%
ADC Telecommunications, Inc. (d)	2,985	49,432
Cisco Systems, Inc. (d)	25,800	722,916
Nokia OYJ (ADR)	7,300	287,109
Nokia OYJ	7,226	284,860
Research In Motion Ltd. (d)	2,900	330,078

		1,674,395

Computers & Peripherals - 1.4%

Apple, Inc. (d)	6,050	1,102,431
Compal Electronics, Inc. (GDR) (e)	11,463	64,766
EMC Corp. (d)	9,000	173,430
Fujitsu Ltd.	11,000	77,803
Hewlett-Packard Co.	11,300	578,108
International Business Machines Corp.	1,550	163,029
Toshiba Corp.	14,000	114,710

		2,274,277

Electronic Equipment & Instruments - 0.3%
Arrow Electronics, Inc. (d)	2,100	77,721
AU Optronics Corp.	51,474	101,006
Avnet, Inc. (d)	2,800	96,600
HON HAI Precision Industry Co. Ltd.	9,600	61,811
Nidec Corp.	700	53,106
Sanmina-SCI Corp. (d)	13,900	24,603
Tyco Electronics Ltd.	625	23,369

		438,216

Internet Software & Services - 0.7%
Google, Inc.-Class A (d)	1,685	1,167,705

IT Services - 0.0%
Electronic Data Systems Corp.	2,000	40,520

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	4,000	76,357

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Corp.-Class A (d)	10,350	276,759
Hynix Semiconductor, Inc. (d)	2,100	58,827
Intel Corp.	9,250	241,240
Nvidia Corp. (d)	11,700	369,018
Samsung Electronics Co. Ltd.	130	79,804
Siliconware Precision Industries Co.	453	829
United Microelectronics Corp.	137,471	82,239

		1,108,716

Software - 0.4%
Adobe Systems, Inc. (d)	6,750	284,445
Microsoft Corp.	8,300	278,880
Nintendo Co. Ltd.	200	122,808

		686,133

		7,466,319

Industrials - 3.4%
Aerospace & Defense - 0.9%
BAE Systems PLC	22,312	210,927
Boeing Co.	3,000	277,620
Honeywell International, Inc.	8,050	455,791
Lockheed Martin Corp.	375	41,501
Northrop Grumman Corp.	1,900	149,701
Spirit Aerosystems Holdings, Inc.-Class A (d)	7,300	255,135

United Technologies Corp.	1,150	85,985

		1,476,660

Airlines - 0.1%
Deutsche Lufthansa AG	3,400	91,908

Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc. (d)	6,800	77,588
Capita Group PLC	2,557	38,980

		116,568

Construction & Engineering - 0.2%
Fluor Corp.	2,050	301,699
Vinci SA	517	41,061

		342,760

Electrical Equipment - 0.4%
ABB Ltd.	7,763	228,449
ABB Ltd. (Sponsored) (ADR)	7,000	205,660
Emerson Electric Co.	3,500	199,570
Renewable Energy Corp. (d)	805	39,322

		673,001

Industrial Conglomerates - 0.7%
General Electric Co.	18,700	716,023
Siemens AG	1,142	173,373
Textron, Inc.	3,000	207,150
Tyco International Ltd.	625	25,081

		1,121,627

Machinery - 0.7%
Caterpillar, Inc.	1,100	79,090
Deere & Co.	2,600	446,680
Eaton Corp.	1,500	133,965
Ingersoll-Rand Co. Ltd.-Class A	2,300	118,772
Komatsu Ltd.	2,300	70,410
NGK Insulators Ltd.	5,000	155,019
SPX Corp.	1,600	162,816
Terex Corp. (d)	1,000	64,450

		1,231,202

Marine - 0.1%
Mitsui OSK Lines Ltd.	5,000	75,363
Nippon Yusen KK	8,000	69,799

		145,162

Road & Rail - 0.0%
Avis Budget Group, Inc. (d)	1,800	27,054

Trading Companies & Distributors - 0.2%
Mitsubishi Corp.	1,300	37,748
Mitsui & Co. Ltd.	12,000	277,000

		314,748

		5,540,690

Energy - 3.1%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	6,250	501,687
Cameron International Corp. (d)	1,100	102,553
ENSCO International, Inc.	400	21,540
Schlumberger Ltd.	6,400	598,080
Technip SA	841	68,568

		1,292,428

Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp.	6,400	561,728
China Petroleum & Chemical Corp.-Class H	82,000	124,472
China Shenhua Energy Co. Ltd.-Class H	18,500	110,043
ConocoPhillips	5,100	408,204
ENI SpA	4,300	153,912
EOG Resources, Inc.	2,200	182,116
Exxon Mobil Corp.	10,900	971,844
Gazprom OAO (Sponsered) (ADR) (e)	1,572	82,844
LUKOIL (ADR)	850	72,760
Marathon Oil Corp.	3,100	173,290
Occidental Petroleum Corp.	900	62,793
Petroleo Brasileiro SA (ADR)	1,100	105,930
Petroleo Brasileiro SA (Sponsored) (ADR)	1,900	154,223
Repsol YPF SA	2,100	77,511
Royal Dutch Shell PLC	5,700	230,623
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	3,531	142,848
StatoilHydro ASA	600	19,470
Total SA	3,046	246,327

		3,880,938

		5,173,366

Health Care - 3.1%
Biotechnology - 0.8%
Celgene Corp. (d)	4,950	304,673
CSL Ltd./Australia	1,428	44,097
Genentech, Inc. (d)	4,300	327,875
Gilead Sciences, Inc. (d)	11,800	549,172

		1,225,817

Health Care Equipment & Supplies - 0.4%
Alcon, Inc.	3,100	431,334
Covidien Ltd.	625	25,069
Essilor International SA	1,614	101,190
Hologic, Inc. (d)	1,900	126,141

		683,734

Health Care Providers & Services - 0.5%
AmerisourceBergen Corp.-Class A	1,500	68,055
Medco Health Solutions, Inc. (d)	3,000	299,970
WellPoint, Inc. (d)	5,300	446,313

		814,338

Pharmaceuticals - 1.4%
Abbott Laboratories	9,350	537,719
AstraZeneca PLC	1,600	75,877
Eli Lilly & Co.	2,100	111,195
GlaxoSmithKline PLC	2,100	55,485
Johnson & Johnson	2,600	176,124
Merck & Co., Inc.	4,200	249,312
Pfizer, Inc.	21,300	506,088
Roche Holding AG	773	147,620
Sanofi-Aventis SA	1,574	150,108
Schering-Plough Corp.	300	9,390
Teva Pharmaceutical Industries Ltd. (ADR)	6,600	294,558

		2,313,476

		5,037,365

Materials - 2.5%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	3,950	391,208
Ashland, Inc.	1,100	54,164
BASF AG	1,300	180,356
Bayer AG	2,532	209,000
Dow Chemical Co.	3,500	146,790
E.I. Du Pont de Nemours & Co.	3,900	179,985
Lubrizol Corp.	1,400	89,796
Mitsubishi Chemical Holdings Corp.	13,000	104,057
Monsanto Co.	6,000	596,220

		1,951,576

Construction Materials - 0.0%
Buzzi Unicem SpA	2,400	66,515

Containers & Packaging - 0.2%
Ball Corp.	1,800	83,250
Crown Holdings, Inc. (d)	900	23,094
Owens-Illinois, Inc. (d)	2,000	89,780
Smurfit-Stone Container Corp. (d)	5,100	56,151
Sonoco Products Co.	2,000	60,760

		313,035

Metals & Mining - 1.0%
Alcoa, Inc.	1,100	40,007
Anglo American PLC	1,714	115,491
Antofagasta PLC	3,100	48,607
ArcelorMittal (Euronext Paris)	1,805	132,593
BHP Billiton PLC	4,175	137,916
Cia Vale do Rio Doce (ADR)	4,800	165,984
Cleveland-Cliffs, Inc.	800	72,160
JFE Holdings, Inc.	2,700	148,887
Kazakhmys PLC	2,300	63,401
POSCO	100	63,586

Rio Tinto PLC	2,381	276,534
Xstrata PLC	4,925	345,856

		1,611,022

Paper & Forest Products - 0.1%
Stora Enso Oyj-Class R	4,100	67,769
Svenska Cellulosa AB-Class B	3,900	69,572

		137,341

		4,079,489

Consumer Discretionary - 2.4%
Auto Components - 0.2%
Autoliv, Inc.	1,900	110,960
BorgWarner, Inc.	1,500	144,915
Hyundai Mobis	710	66,697
Lear Corp. (d)	1,300	38,272

		360,844

Automobiles - 0.5%
Fiat SpA	5,002	137,407
General Motors Corp.	4,600	137,218
Nissan Motor Co. Ltd.	14,800	169,694
Porsche AG	49	107,899
Renault SA	1,500	217,577

		769,795

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp.	5,100	298,197
Starwood Hotels & Resorts Worldwide, Inc.	1,600	85,888
Yum! Brands, Inc.	1,800	66,870

		450,955

Household Durables - 0.2%
Black & Decker Corp.	1,200	99,180
Centex Corp.	1,500	31,290
KB Home	1,500	31,335
Newell Rubbermaid, Inc.	600	16,068
Pulte Homes, Inc.	2,800	28,616
Sharp Corp.	6,000	98,835
Taylor Wimpey PLC	8,070	34,132

		339,456

Leisure Equipment & Products - 0.0%
Brunswick Corp.	1,600	32,624
Mattel, Inc.	2,200	43,956

		76,580

Media - 0.6%
CBS Corp.-Class B	4,900	134,407
Comcast Corp.-Special-Class A (d)	7,100	143,491
Gannett Co., Inc.	2,600	95,550
Idearc, Inc.	2,700	51,084
Lagardere SCA	900	72,158
Time Warner, Inc.	7,100	122,546

Tribune Co.	1,353	41,997
Viacom, Inc.-Class B (d)	1,900	79,838
The Walt Disney Co.	5,100	169,065

		910,136

Multiline Retail - 0.3%
Kohl’s Corp. (d)	4,500	221,760
Macy’s, Inc.	3,600	106,740
Target Corp.	3,650	219,219

		547,719

Specialty Retail - 0.3%
Esprit Holdings Ltd.	7,500	112,604
The Gap, Inc.	1,300	26,520
Home Depot, Inc.	4,300	122,808
Inditex SA	1,741	121,036
Lowe’s Cos, Inc.	2,500	61,025
Office Depot, Inc. (d)	2,900	49,706

		493,699

Textiles Apparel & Luxury Goods - 0.0%
Jones Apparel Group, Inc.	1,700	31,688

		3,980,872

Consumer Staples - 2.0%
Beverages - 0.2%
The Coca-Cola Co.	400	24,840
PepsiCo, Inc.	3,650	281,707

		306,547

Food & Staples Retailing - 0.4%
Koninklijke Ahold NV	4,480	63,695
The Kroger Co.	5,500	158,125
Safeway, Inc.	4,900	170,520
Supervalu, Inc.	2,700	113,049
Tesco PLC	6,854	67,523
Wal-Mart Stores, Inc.	700	33,530

		606,442

Food Products - 0.6%
Associated British Foods PLC	4,800	87,489
General Mills, Inc.	2,100	126,315
Kellogg Co.	1,700	91,868
Kraft Foods, Inc.-Class A	1,100	38,005
Nestle SA	565	271,655
Sara Lee Corp.	6,800	114,444
Unilever PLC	978	35,778
WM Wrigley Jr Co.	3,550	227,200

		992,754

Household Products - 0.6%
Colgate-Palmolive Co.	2,900	232,232
Procter & Gamble Co.	8,800	651,200
Reckitt Benckiser PLC	1,898	112,655

		996,087

Personal Products - 0.0%
L’Oreal SA	740	102,863

Tobacco - 0.2%
Altria Group, Inc.	3,800	294,728
British American Tobacco PLC	1,937	75,230

		369,958

		3,374,651

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	17,700	676,317
China Netcom Group Corp. Ltd.	35,000	112,386
Embarq Corp.	380	19,361
Nippon Telegraph & Telephone Corp.	11	49,913
Telefonica SA	6,592	220,833
Verizon Communications, Inc.	9,400	406,174

		1,484,984

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV Series L (ADR)	3,500	215,810
Sprint Nextel Corp.	12,700	197,104
Vodafone Group PLC	110,693	414,225

		827,139

		2,312,123

Utilities - 0.8%
Electric Utilities - 0.4%
Allegheny Energy, Inc.	1,600	97,200
American Electric Power Co., Inc.	2,800	133,476
E.ON AG	800	163,073
Entergy Corp.	1,600	191,264
The Tokyo Electric Power Co.	3,700	101,670

		686,683

Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	1,100	110,231
International Power PLC	8,770	84,168

		194,399

Multi-Utilities - 0.3%
Dominion Resources, Inc.	1,350	63,761
RWE AG	860	117,474
Suez SA	1,077	71,663
Veolia Environnement	1,195	110,533
Wisconsin Energy Corp.	2,200	105,248

		468,679

		1,349,761

Total Common Stocks (cost $38,817,058)		49,010,220

SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 1.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (f)	2,530,594	2,530,594

	Principal Amount (000)
Municipal Obligations - 0.9%
Colorado Educational & Cultural Fac Auth (National Jewish Fed BD PROG)
3.37%, 5/01/37 (g)	500	500,000
Jacksonville Eco Dev Commission
3.36%, 10/01/15 (g)	450	450,000
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03A
3.35%, 6/01/37 (g)	500	500,000

		1,450,000

Total Short-Term Investments (cost $3,980,594)		3,980,594

Total Investments - 99.9% (cost $153,625,097)		164,734,721
Other assets less liabilities - 0.1%		106,568

Net Assets - 100.0%		$164,841,289

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$600	7/12/08	BMA	*	3.815%	$2,810
* Variable interest rated based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value		Value at November 30, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	1	December 2007	$63,667		$64,472	$805

(a)	Floating Rate Security. Stated interest rate was in effect at November 30, 2007.

(b)	Variable rate coupon, rate shown as of November 30, 2007.

(c)	When-Issued security.

(d)	Non-income producing security.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate market value of these securities amounted to $147,610 or 0.1% of net assets.

(f)	Investment in affiliated money market mutual fund.

(g)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

An amount equivalent to U.S. $4,784 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ACA	-	ACA Capital
ADR	-	American Depositary Receipt
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
BMA	-	Bond Market Association
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MBIA	-	Municipal Bond Investors Assurance
PCR	-	Pollution Control Revenue Bond

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	January 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	January 22, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 22, 2008

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